Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000030198
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	6.65%	(0.66%)	0.88%
C000030197
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000030205
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares
Average Annual Return, Percent	7.00%	2.45%	1.81%
C000030206
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000212356
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000030207
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Without Sales Load [Member] | C000030198
Average Annual Return [Line Items]
Average Annual Return, Percent	11.69%	0.25%	1.34%
Without Sales Load [Member] | C000030197
Average Annual Return [Line Items]
Average Annual Return, Percent	11.94%	0.54%	1.64%
Without Sales Load [Member] | C000030206
Average Annual Return [Line Items]
Average Annual Return, Percent	7.27%	2.64%	2.19%
Without Sales Load [Member] | C000212356
Average Annual Return [Line Items]
Average Annual Return, Percent	7.28%	2.65%	2.19%
Without Sales Load [Member] | C000030207
Average Annual Return [Line Items]
Average Annual Return, Percent	7.17%	2.53%	1.89%
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%	1.84%
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%	1.84%
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%	1.84%
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%	1.84%
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%	1.84%
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%	1.84%
Federated Investors Inc. Index: Bloomberg US Short-Term Government/Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Short-Term Government/Corporate Index
Average Annual Return, Percent	5.83%	2.38%	1.81%
Federated Investors Inc. Index: Lipper Ultra-Short Obligations Funds
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Ultra-Short Obligations Funds
Average Annual Return, Percent	6.48%	2.52%	1.95%
Federated Investors Inc. Index: Bloomberg US Short-Term Government/Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Short-Term Government/Corporate Index
Average Annual Return, Percent	5.83%	2.38%	1.81%
Federated Investors Inc. Index: Lipper Ultra-Short Obligations Funds
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Ultra-Short Obligations Funds
Average Annual Return, Percent	6.48%	2.52%	1.95%
Federated Investors Inc. Index: Bloomberg US Short-Term Government/Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Short-Term Government/Corporate Index
Average Annual Return, Percent	5.83%	2.38%	1.81%
Federated Investors Inc. Index: Lipper Ultra-Short Obligations Funds
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Ultra-Short Obligations Funds
Average Annual Return, Percent	6.48%	2.52%	1.95%
Federated Investors Inc. Index: Bloomberg US Short-Term Government/Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Short-Term Government/Corporate Index
Average Annual Return, Percent	5.83%	2.38%	1.81%
Federated Investors Inc. Index: Lipper Ultra-Short Obligations Funds
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Ultra-Short Obligations Funds
Average Annual Return, Percent	6.48%	2.52%	1.95%